SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other (income) and expense
Noncontrolling interest amounts, net of tax	$ 16	$ 8	$ 6